CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Forward Contracts [Member] USD ($)	Dec. 31, 2014 Forward Contracts [Member] CNY	Dec. 31, 2013 Forward Contracts [Member] CNY	Dec. 31, 2012 Forward Contracts [Member] CNY	Dec. 31, 2014 Convertible Senior Notes [Member] USD ($)	Dec. 31, 2014 Convertible Senior Notes [Member] CNY	Dec. 31, 2013 Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Convertible Senior Notes [Member] CNY	Dec. 31, 2014 Capped Call Options [Member] USD ($)	Dec. 31, 2014 Capped Call Options [Member] CNY	Dec. 31, 2013 Capped Call Options [Member] CNY	Dec. 31, 2012 Capped Call Options [Member] CNY
Cash flows from operating activities:
Net income/(loss)	$ 117,041,698	726,196,922	189,491,964	(1,543,816,018)
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value					2,621,920	16,267,966	(25,640,169)	51,990,656	(24,303,050)	(150,790,707)	305,202,478	96,851,674	13,971,741	86,689,063	(92,295,905)	309,052
Share-based compensation charge	6,880,378	42,689,995	17,992,206	17,343,110
Deferred income taxes	(27,521,520)	(170,760,020)	910,065	(518,086)
Depreciation of property, plant and equipment	56,091,036	348,022,445	328,311,127	323,152,636
Depreciation of project assets	13,811,340	85,693,840	27,309,105	5,141,460
Amortization of land use rights	1,109,316	6,882,863	6,664,272	6,546,151
Amortization of intangible assets	183,244	1,136,953	953,290	764,312
Inventories provision	12,238,546	75,935,281	163,728,489	332,337,477
Provision (reversal of provision) for allowance of doubtful accounts	4,376,106	27,151,987	(186,895,819)	493,925,280
Provision for notes receivable			18,000,000
Provision for advance to suppliers	434,332	2,694,857		227,073,440
Loss on disposal of property, plant and equipment	3,063,542	19,008,054	10,139,836	5,061,124
Write off of prepayment for property, plant and equipment				44,193,769
Gain on disposal of investment in a subsidiary			(1,200,363)
Property, plant and equipment impairment	1,002,023	6,217,151	3,573,248	65,476,299
Convertible senior notes issuance cost	4,198,962	26,052,881
Equity in losses/(gain) of affiliated companies	(1,539,066)	(9,549,289)	25,614,963	16,291
Amortization of deferred financing cost				250,000
Exchange loss	23,701,434	147,057,916	38,468,031	36,472,691
Changes in operating assets and liabilities:
(Increase)/Decrease in accounts receivable - third parties	(262,359,111)	(1,627,833,342)	179,373,854	(897,969,098)
(Increase)/Decrease in accounts receivable - related parties	17,665,638	109,608,216	(178,610,644)
(Increase)/Decrease in notes receivable - third parties	29,315,858	181,893,173	(271,350,019)	15,855,857
(Increase)/Decrease in notes receivable - related parties	6,914,225	42,900,000	(42,900,000)
Decrease/(Increase) in advances to suppliers - third parties	(2,155,717)	(13,375,361)	(6,547,082)	122,844,275
Increase in advances to suppliers - related party	(190,789)	(1,183,768)
Increase in inventories	(202,278,006)	(1,255,054,117)	(347,795,326)	(62,224,526)
(Increase)/Decrease in other receivables - related parties	8,503	52,756	5,624,125	(5,149,138)
(Increase)/Decrease in prepayments and other current assets	(49,920,581)	(309,737,240)	(168,266,310)	395,021,362
Increase in other assets	(42,186,752)	(261,751,916)	(15,582,225)	(57,573,276)
Increase in accounts payable - third parties	222,580,292	1,381,021,677	412,963,858	991,337,723
Decrease in accounts payable - related parties	(159,532)	(989,832)	(27,576,884)
Increase in accrued payroll and welfare expenses	11,890,671	73,776,858	32,242,439	29,738,283
(Decrease)/Increase in advances from - third party customers	44,438,242	275,721,519	26,552,112	(9,826,997)
(Decrease)/Increase in income tax payables	9,696,787	60,164,687	15,621,225	(32,880,865)
Increase in other payables and accruals - third parties	38,832,547	240,940,423	180,022,355	64,829,196
Increase in other payables and accruals - related parties	695,559	4,315,667	990,773	1,176,829
Decrease in guarantee liabilities				(1,500,000)
Net cash provided by operating activities	30,149,816	187,067,558	625,089,069	716,250,943
Cash flows from investing activities:
Maturity of restricted short-term investment	207,694,186	1,288,659,345	1,727,611,910	1,163,205,621
Maturity of short-term investments	21,355,124	132,500,000
Cash received from third party for disposal of investment in subsidiaries			2,000,000
Proceeds from disposal of property, plant and equipment	2,604,992	16,162,935	1,581,644	45,166,512
Proceeds from disposal of intangible assets			391,541
Deferred government grants related to assets	14,898,624	92,440,000	63,331,500	119,820,411
Decrease/(Increase) in restricted cash	(21,826,886)	(135,427,099)	(246,791,432)	(35,248,372)
Purchase of property, plant and equipment	(78,970,239)	(489,978,748)	(463,242,173)	(241,145,388)
Cash paid for project assets	(404,808,937)	(2,511,677,528)	(529,519,126)	(116,845,750)
Payment of deposit for acquisition of subsidiaries	(1,611,707)	(10,000,000)
Cash paid for land use rights	(1,511,804)	(9,380,139)	(12,305,449)	(7,200)
Purchase of intangible assets	(747,415)	(4,637,414)	(1,434,820)	(3,481,518)
Purchase of restricted short-term investments	(347,140,501)	(2,153,867,953)	(1,739,243,853)	(1,391,451,906)
Purchase of short-term investments	(39,406,247)	(244,500,000)
Cash paid for investments in affiliates			(84,000,000)	(35,200,000)
Cash paid for acquisition of subsidiaries, net of cash acquired	(20,798,744)	(129,047,885)	(4,502,516)	(5,584,599)
Net cash used in investing activities	(670,269,554)	(4,158,754,486)	(1,286,122,774)	(500,772,189)
Cash flows from financing activities:
Proceeds from redeemable preferred shares issuance by subsidiary	222,941,784	1,383,264,590
Proceeds from exercise of share options	2,341,506	14,528,109	17,551,472
Proceeds from issuance of ordinary shares	124,133,894	770,201,158	413,004,026
Proceeds from issuance of convertible senior notes	147,447,055	914,850,000
Issuance cost paid for issuance of convertible senior notes	(4,198,962)	(26,052,881)
Proceeds from issuance of bonds			800,000,000	300,000,000
Capital contributions by non-controlling interests holders	1,418,303	8,800,000		100,000
Proceeds from borrowings	841,402,107	5,220,563,513	3,399,340,045	3,664,587,785
Increase in notes payable	167,690,052	1,040,449,696	63,857,600	239,305,886
Repayment of borrowings	(642,173,895)	(3,984,432,151)	(3,469,138,668)	(3,600,565,060)
Repayment of bonds payable			(300,000,000)	(1,000,000,000)
Change in cash restricted for notes payable	(6,201,707)	(38,479,112)	(83,534,197)	25,863,067
Net cash provided by/(used in) financing activities	854,800,137	5,303,692,922	841,080,278	(370,708,322)
Effect of foreign exchange rate changes on cash and cash equivalents	(1,782,794)	(11,061,518)	(3,100,397)	508,622
Net (decrease)/increase in cash and cash equivalents	212,897,605	1,320,944,476	176,946,176	(154,720,946)
Cash and cash equivalents, beginning of year	73,506,139	456,076,191	279,130,015	433,850,961
Cash and cash equivalents, end of year	286,403,744	1,777,020,667	456,076,191	279,130,015
Supplemental disclosure of cash flow information
Cash paid for income tax	5,643,298	35,014,405	1,600,684	26,447,159
Cash paid for interest expenses (net of amounts capitalized)	32,428,542	201,206,133	145,665,079	223,163,459
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables	15,156,818	94,041,991	209,168,858	253,431,693
Purchases of project assets included in other payables	114,650,398	711,359,860	282,999,774	184,623,149
Settlement of accounts receivable through receipt of convertible notes			24,823,040
Utilization of prepayment for share repurchase made in prior year				5,521,130
Proceeds from exercise of share options received in subsequent period	36,578	226,952	1,266,499	160,861
Payment of issuance cost for follow-on offering in subsequent period	375,234	2,328,174	1,273,309
Non cash contribution from non-controlling shareholders	$ 838,088	5,200,000